Form N-1A Supplement	Feb. 25, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement Dated February 25, 2026

To The Prospectus Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective April 27, 2026, all references to the fund listed below will be changed to the new fund name:

Current Fund Name	New Fund Name
JNL/Fidelity Institutional Asset Management® Total Bond Fund	JNL/Fidelity Institutional AM® Total Bond Fund

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon World Index Fund, JNL/Mellon Industrials Sector Fund, JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, and JNL Small Cap Index Fund, after the last paragraph, please add the following:

Although the Fund is diversified, the Fund may, at times, be invested in a non-diversified manner to the extent the Index is also invested in a non-diversified manner.

In the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon World Index Fund, JNL/Mellon Industrials Sector Fund, JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, and JNL Small Cap Index Fund, please replace “Index investing risk” with the following:

●	Index investing risk –The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index. The Fund may at times be invested in a non-diversified manner to the extent that the Index is also invested in a non-diversified manner.

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon DowSM Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, and JNL/Mellon Utilities Sector Fund, please delete the last paragraph in the entirety and replace with the following:

The Fund is classified as a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds. From time to time, the Index may become diversified. During those times, the Fund will continue to track the performance of the Index, but the Fund will retain its non-diversified status even if its holdings become diversified.